FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Current accounting guidance on fair value measurements includes the application of a fair value hierarchy that requires us to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Plan's financial instruments that are recorded at fair value are categorized into a three-level hierarchy, which is based upon the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (i.e., Level 1) and the lowest priority to unobservable inputs (i.e., Level 3). Financial instruments recorded at fair value are categorized in the fair value hierarchy as follows:
•Level 1: Valuations are based on unadjusted quoted prices for identical financial instruments in active markets that we have the ability to access at the measurement date.
•Level 2: Valuations are based on quoted prices for similar financial instruments in active markets, in markets that are not active or on inputs that are observable either directly or indirectly for the full term of the financial instrument.
•Level 3: Valuations are based on pricing or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement of the financial instrument. Such inputs may reflect management's own assumptions about the assumptions a market participant would use in pricing the financial instrument.
If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the financial instrument. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment. We review the fair value hierarchy categorizations on a annual basis at which time the classification of certain financial instruments may change if the input observations have changed. Transfers between levels, if any, are recorded as of the beginning of the reporting period.
The following tables present the categorization of the Plan's investments measured at fair value on a recurring basis in the accompanying statements of net assets available for benefits at December 31, 2025 and 2024:

		Fair Value Measurements
Description	December 31, 2025	Level 1	Level 2	Level 3
Mutual funds	$30,639	$30,639	$—	$—
Common collective trusts	87,165	—	87,165	—
United Fire stock fund	4,402	4,402	—	—
Pooled Separate Accounts	35,661	—	35,661	—
Self-directed brokerage account	1,692	1,692	—	—
Total investments	$159,559	$36,733	$122,826	$—

		Fair Value Measurements
Description	December 31, 2024	Level 1	Level 2	Level 3
Mutual funds:
Mutual funds	$30,633	$30,633	$—	$—
Common collective trusts	73,951	—	73,951	—
United Fire stock fund	3,882	3,882	—	—
Pooled Separate Accounts	34,260	—	34,260	—
Self-directed brokerage account	1,048	1,048	—	—
Total investments	$143,774	$35,563	$108,211	$—
The fair value of the majority of the Plan's investments is determined using a market-based approach with prices obtained from the Plan Custodian which prices the investments daily using independent pricing sources. The valuation technique and market inputs that our Plan Custodian normally seeks to value our securities include the following, depending on the security type: net asset value ("NAV") calculated and reported by the issuer or its agent, last trade, bids and closing price. The Plan Sponsor has determined the pricing information obtained at December 31, 2025 and 2024 was reasonable. There was no change in the valuation methodologies during the year ended December 31, 2025.
Investments in mutual funds are stated at fair value based on quoted market prices reported on recognized and active market securities exchanges on the last business day of the year, which represent the NAV of shares held by the Plan in the respective funds at the reporting date.
Investments in common collective trusts are valued at the NAV of units of the bank collective trust. NAV is a readily determinable fair value and is the basis for current transactions.
Investments in the United Fire Stock Fund are stated at fair value based on quoted market prices of United Fire Group, Inc. common stock. Included in the fund is an immaterial amount of interest-bearing cash.

Investments in the pooled separate accounts are valued using the NAV of units, as determined by the insurance company. NAV is a readily determinable fair value and is the basis for current transactions.

Investment in self-directed retirement accounts include common stocks and mutual funds, which are stated at fair value based on quoted market prices reported on recognized and active market securities exchanges on the last business day of the year.